UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05037

Professionally Managed Portfolios

 (Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

 (Address of principal executive offices)

Elaine E. Richards

Professionally Managed Portfolios

2020 E. Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 914-7363

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

OSTERWEIS INSTITUTIONAL EQUITY FUND

Issue Name	Symbol	CUSIP	Meeting Date	Matter Voted On	Proposed By	Voted	For/Against Management	Vote Cast	Vote Against Management
Diageo plc	DEO	25243Q205	20-Sep-17	Accept Financial Statements and Statutory Reports	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Approve Remuneration Report	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Approve Remuneration Policy	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Approve Final Dividend	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Re-elect Peggy Bruzelius as Director	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Re-elect Lord Davies of Abersoch as Director	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Re-elect Javier Ferran as Director	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Re-elect Ho KwonPing as Director	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Re-elect Betsy Holden as Director	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Re-elect Nicola Mendelsohn as Director	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Re-elect Ivan Menezes as Director	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Re-elect Kathryn Mikells as Director	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Re-elect Alan Stewart as Director	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Reappoint PricewaterhouseCoopers LLP as Auditors	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Authorise the Audit Committee to Fix Remuneration of Auditors	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Authorise Issue of Equity with Pre-emptive Rights	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Authorise Issue of Equity without Pre-emptive Rights	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Authorise Market Purchase of Ordinary Shares	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Authorise EU Political Donations and Expenditure	Management	Yes	For	For	No
Diageo plc	DEO	25243Q205	20-Sep-17	Adopt Share Value Plan	Management	Yes	For	For	No

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards

Elaine E. Richards, President/Principal Executive Officer

Date August 20, 2018

Osterweis Institutional Equity Fund a Series of Professionally Managed Portfolios Form N-PX 2018